Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value on recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities			$ 62,733
Total assets			62,733
Liabilities:
Derivative liabilities			42,231
Total Liabilities			42,231
Fair value on recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Liabilities:
Derivative liabilities
Total Liabilities
Fair value on recurring [Member] | Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Liabilities:
Derivative liabilities
Total Liabilities
Fair value on recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities			62,733
Total assets			62,733
Liabilities:
Derivative liabilities			42,231
Total Liabilities			42,231
Fair value on non-recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets	$ 50,000	50,000	217,096
Liabilities:
Equity investments, at cost		50,000	217,096
Fair value on non-recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets
Liabilities:
Equity investments, at cost
Fair value on non-recurring [Member] | Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets
Liabilities:
Equity investments, at cost
Fair value on non-recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets	$ 50,000	50,000	217,096
Liabilities:
Equity investments, at cost		$ 50,000	$ 217,096